SCHEDULE OF FINANCE LEASE PROFIT AND LOSS AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Finance Lease
Depreciation expense of finance lease right-of-use assets	$ 37	¥ 6,033	¥ 5,479	¥ 4,166
Interest expense on finance lease liabilities	$ 1	¥ 160	¥ 171	¥ 119